Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, cash flow and net investment hedging (Details) - Derivatives designated as fair value hedges
£ / shares in Millions, £ in Millions
	12 Months Ended
	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	138,015	126,060
Change in fair value used as a basis to determine ineffectiveness	£ 331	£ 6,181
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	123,016	109,761
Change in fair value used as a basis to determine ineffectiveness	£ 261	£ 3,596
Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	14,999	16,299
Change in fair value used as a basis to determine ineffectiveness	£ 70	£ 2,585
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	178	83
Hedging instrument, liabilities	(533)	(815)
Derivatives | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2	0
Hedging instrument, liabilities	(2)	0
Derivatives | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	176	83
Hedging instrument, liabilities	(531)	(815)
Loan liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0